Additional Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (475,968)	$ (67,039)	¥ (300,765)	¥ (244,827)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	86,268	12,151	53,634	28,231
Loss from equity in earnings of subsidiaries	45	6	45	84
Share-based compensation	234,624	33,046	105,219	54,283
Fair value change of short-term investments	(15,095)	(2,126)	4,878	(7,717)
Foreign exchange loss (gain), net	(9)	(1)	(5,868)	10,945
Changes in operating assets and liabilities:
Prepayments and other current assets	(82,646)	(11,640)	(33,556)	(48,618)
Amounts due from related parties				24,788
Accrued expenses and other current liabilities	80,297	11,310	(41,074)	170,125
Net cash used in operating activities	57,261	8,065	(696,015)	(228,386)
Cash flows from investing activities:
Purchases of short-term investments	(5,100,868)	(718,442)	(5,586,764)	(4,812,942)
Maturity of short-term investments	4,479,302	630,896	6,978,764	3,114,287
Purchases of property and equipment	(406,748)	(57,289)	(231,210)	(220,096)
Investments in subsidiaries	(17,506)
Net cash used in investing activities	(1,060,393)	(149,354)	1,119,646	(1,980,237)
Cash flows from financing activities:
Cash contribution from shareholders in connection with the 2021 Reorganization	17,506	2,466		507,620
Proceeds from issuance of convertible loans				1,950,338
Proceeds from issuance of ordinary shares	1,225,470	172,604		453,978
Payment of offering costs	(22,828)	(3,215)	(3,296)
Proceeds from issuance of ordinary shares upon the exercise of share options	2,872	405
Net cash provided by financing activities	1,590,356	223,998	15,176	2,403,726
Net increase (decrease) in cash and cash equivalents	587,224	82,709	438,807	195,103
Cash, cash equivalents and restricted cash, beginning of the year	913,277	128,632	449,352	256,688
Effect of foreign exchange rate changes on cash and cash equivalents	57,623	8,116	25,118	(2,439)
Cash, cash equivalents and restricted cash, end of the year	1,558,124	219,457	913,277	449,352
Supplemental disclosure of non-cash financing activities:
Accrued purchases of property and equipment	179,839	25,330	102,181	114,446
Accrued offering cost			480
Parent company | Reportable legal entities
Cash flows from operating activities:
Net loss	(475,968)	(67,039)	(300,765)	(244,827)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3	1	2
Loss from equity in earnings of subsidiaries	420,259	59,192	263,662	95,699
Share-based compensation	42,379	5,969	33,342	35,056
Fair value change of short-term investments	(12,500)	(1,761)
Foreign exchange loss (gain), net	12	2	(2)	2,324
Changes in operating assets and liabilities:
Prepayments and other current assets	(1,544)	(217)	(545)	(496)
Amounts due from related parties				(255)
Accrued expenses and other current liabilities	6,281	885	2,611	24,746
Net cash used in operating activities	(21,078)	(2,968)	(1,695)	(87,753)
Cash flows from investing activities:
Purchases of short-term investments	(742,287)	(104,552)
Maturity of short-term investments	176,302	24,832
Purchases of property and equipment			(10)
Investments in subsidiaries	(379,237)	(53,414)		(2,787,570)
Net cash used in investing activities	(945,222)	(133,134)	(10)	(2,787,570)
Cash flows from financing activities:
Cash contribution from shareholders in connection with the 2021 Reorganization	17,506	2,466		507,620
Proceeds from issuance of convertible loans				1,950,338
Proceeds from issuance of ordinary shares	1,225,470	172,604		453,978
Payment of offering costs	(22,828)	(3,215)
Proceeds from issuance of ordinary shares upon the exercise of share options	2,872	405
Collection of payments due to subsidiaries	14,024	1,975
Net cash provided by financing activities	1,237,044	174,235		2,911,936
Net increase (decrease) in cash and cash equivalents	270,744	38,133	(1,705)	36,613
Cash, cash equivalents and restricted cash, beginning of the year	35,411	4,988	36,160
Effect of foreign exchange rate changes on cash and cash equivalents	57,623	8,116	956	(453)
Cash, cash equivalents and restricted cash, end of the year	¥ 363,778	$ 51,237	35,411	36,160
Supplemental disclosure of non-cash financing activities:
Accrued purchases of property and equipment				¥ 1,950,338
Accrued offering cost			¥ 480